Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities [Abstract]
Other Liabilities

10. Other liabilities

Other accrued liabilities (current) are comprised of the following:

December 31 (millions)	2011	2010
Payrolls and commissions	$120.9	$143.1
Accrued vacations	70.4	75.0
Taxes other than income taxes	49.8	59.2
Income taxes	28.8	53.9
Postretirement	28.7	28.8
Accrued interest	14.6	30.9
Other	112.3	128.0
Total other accrued liabilities	$425.5	$518.9